Financial Risk Management (Fair Value Estimation, Changes in level 3 items) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Financial instruments, fair value measurement [line items]
Beginning balance 31 December 2018	¥ 17,048,403
Closing balance 31 December 2019	19,002,390
Level 3 of fair value hierarchy [member]
Financial instruments, fair value measurement [line items]
Beginning balance 31 December 2018	2,719,811
Acquisitions	3,805,000
Disposals	(3,000,000)
Fair value change	(1,404)
Closing balance 31 December 2019	3,323,407
Level 3 of fair value hierarchy [member] | Equity investments [member]
Financial instruments, fair value measurement [line items]
Beginning balance 31 December 2018	0
Acquisitions	5,000
Disposals	0
Fair value change	0
Closing balance 31 December 2019	5,000
Level 3 of fair value hierarchy [member] | Structured deposits [member]
Financial instruments, fair value measurement [line items]
Beginning balance 31 December 2018	2,719,811
Acquisitions	3,800,000
Disposals	(3,200,000)
Fair value change	(1,404)
Closing balance 31 December 2019	¥ 3,318,407